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[AIM LOGO APPEARS HERE]
--Registered Trademark--
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173
713-626-1919


A I M Advisors, Inc.


   May 2, 2001


   VIA EDGAR

   Securities and Exchange Commission
   Judiciary Plaza
   450 Fifth St., N.W.
   Washington, D.C. 20549

   Re:     AIM Funds Group
           CIK No. 0000019034

   Gentlemen:

   Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), the undersigned certifies on behalf of AIM Funds Group (the "Fund") that the form of Prospectuses, each dated May 1, 2001, relating to AIM Balanced Fund, AIM European Small Company Fund, AIM Global Utilities Fund, AIM International Emerging Growth Fund, AIM New Technology Fund, AIM Select Growth Fund, AIM Small Cap Equity Fund, AIM Value Fund, AIM Value II Fund and AIM Worldwide Spectrum Fund, and the Statement of Additional Information dated May 1, 2001, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 84 to the Fund's Registration Statement on Form N-1A. Post-Effective Amendment No. 84, which is the most recent Amendment to the Fund's Registration Statement, was filed electronically with the Securities and Exchange Commission on April 27, 2001.

   Please send me copies of all correspondence with respect to the certificate, or contact me at (713) 214-1604.

   Very truly yours,

   /s/ JOHN H. LIVELY

   John H. Lively
   Assistant General Counsel

A Member of the AMVESCAP Group